Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 91,112	$ 16,732	$ (83,657)	$ 24,187
Balance (in Shares) at Dec. 31, 2021	30,000,339
Exercise of pre-funded warrants		492	(492)			[1]
Exercise of pre-funded warrants (in Shares)	260,000
Exercise of options		64	(64)
Exercise of options (in Shares)	46,561
Share-based payments			910		910
Expiration of options		748	(748)
Issuance of shares for service provider		104			104
Issuance of shares for service provider (in Shares)	140,135
Loss for the period				(7,885)	(7,885)
Balance at Jun. 30, 2022		92,520	16,338	(91,542)	17,316
Balance (in Shares) at Jun. 30, 2022	30,447,035
Balance at Dec. 31, 2022		95,077	15,042	(96,808)	13,311
Balance (in Shares) at Dec. 31, 2022	32,628,044
Exercise of options		111	(91)		20
Exercise of options (in Shares)	165,046
Share-based payments			637		637
Expiration of options		21	(21)
At-the-market offering, net of issuance costs		545			545
At-the-market offering, net of issuance costs (in Shares)	2,076,140
Loss for the period				(8,389)	(8,389)
Balance at Jun. 30, 2023		$ 95,754	$ 15,567	$ (105,197)	$ 6,124
Balance (in Shares) at Jun. 30, 2023	34,869,230

[1]	Less than $1 thousand